UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Douglas C. Floren       Greenwich, Connecticut    November 15, 2004
       ------------------------   --------------------------  -----------------
             [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             53
                                               -------------

Form 13F Information Table Value Total:            107,420
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Abgenix Inc                       Common Stock   00339B107     730    74,000 SH       sole                 74,000
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Aclara Biosciences Inc            Common Stock   00461P106     197    50,000 SH       sole                 50,000
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Amgen Inc                         Common Stock   031162100   2,216    39,000 SH       sole                 39,000
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Array Biopharma Inc               Common Stock   04269X105   1,447   207,000 SH       sole                207,000
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Barrier Therapeutics Inc          Common Stock   06850R108     821    67,500 SH       sole                 67,500
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Biogen Idec Inc                   Common Stock   09062X103   6,382   104,500 SH       sole                104,500
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Boston Scientific Corp            Common Stock   101137107   3,162    79,592 SH       sole                 79,592
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Celgene Corp                      Common Stock   151020104     873    15,000 SH       sole                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   2,826    59,000 SH       sole                 59,000
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Cytogen Corp                      Common Stock   232824300     369    35,000 SH       sole                 35,000
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Dusa Pharmaceuticals Inc          Common Stock   266898105     689    60,000 SH       sole                 60,000
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Elan PLC                          ADR            284131208   6,774   289,500 SH       sole                289,500
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Elan PLC                          ADR            284131908     774       600 SH CALLS sole                    600
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Genentech Inc                     Common Stock   368710406  14,520   277,000 SH       sole                277,000
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Genentech Inc                     Common Stock   368710906   1,166       900 SH CALLS sole                    900
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Getty Images Inc                  Common Stock   374276103     221     4,000 SH       sole                  4,000
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Gilead Sciences Inc               Common Stock   375558103   6,056   162,000 SH       sole                162,000
----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp                      Common Stock   401698105   1,063    16,090 SH       sole                 16,090
----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108   3,137   287,500 SH       sole                287,500
----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903908     462     2,200 SH CALLS sole                  2,200
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Illumina Inc                      Common Stock   452327109     121    20,500 SH       sole                 20,500
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Immucor Inc                       Common Stock   452526106   1,361    55,000 SH       sole                 55,000
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Ivax Corp                         Common Stock   465823102     191    10,000 SH       sole                 10,000
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Johnson & Johnson                 Common Stock   478160104     558     9,900 SH       sole                  9,900
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Kinetic Concepts Inc              Common Stock   49460W208   2,286    43,500 SH       sole                 43,500
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Lilly Eli & Co                    Common Stock   532457108   1,336    22,244 SH       sole                 22,244
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Martek Biosciences Corp           Common Stock   572901106   1,702    35,000 SH       sole                 35,000
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Medarex Inc                       Common Stock   583916101   3,088   418,500 SH       sole                418,500
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Medtronic Inc                     Common Stock   585055106   1,025    19,751 SH       sole                 19,751
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Merck & Co Inc                    Common Stock   589331107     937    28,408 SH       sole                 28,408
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Millennium Pharmaceuticals I      Common Stock   599902103   3,007   220,000 SH       sole                220,000
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Myriad Genetics Inc               Common Stock   62855J104   8,003   468,000 SH       sole                468,000
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Nektar Therapeutics Inc           Common Stock   640268108   2,100   145,000 SH       sole                145,000
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Neurocrine Biosciences Inc        Common Stock   64125C109   1,037    22,000 SH       sole                 22,000
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Nuvelo Inc                        Common Stock   67072M301     445    45,000 SH       sole                 45,000
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Omnicell Inc                      Common Stock   68213N109   1,745   132,000 SH       sole                132,000
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Onyx Pharmaceuticals Inc          Common Stock   683399109   1,527    35,500 SH       sole                 35,500
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OSI Pharmaceuticals Inc           Common Stock   671040103   3,134    51,000 SH       sole                 51,000
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Pfizer Inc                        Common Stock   717081103   2,289    74,796 SH       sole                 74,796
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Progenics Pharmaceuticals In      Common Stock   743187106     147    10,000 SH       sole                 10,000
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Protein Design Labs Inc           Common Stock   74369L103   2,722   139,000 SH       sole                139,000
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Regeneron Pharmaceuticals         Common Stock   75886F107     599    69,000 SH       sole                 69,000
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Schering AG                       ADR            806585204   1,569    25,000 SH       sole                 25,000
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Sepracor Inc                      Common Stock   817315104   4,805    98,500 SH       sole                 98,500
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Sepracor Inc                      Common Stock   817315904   1,257       685 SH CALLS sole                    685
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Sirna Therapeutics Inc            Common Stock   829669100     801   262,500 SH       sole                262,500
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Telik Inc                         Common Stock   87959M109     781    35,000 SH       sole                 35,000
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Third Wave Technologies Inc       Common Stock   88428W108   1,582   230,000 SH       sole                230,000
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Transkaryotic Therapies Inc       Common Stock   893735100   1,152    65,000 SH       sole                 65,000
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Valentis Inc                      Common Stock   91913E302     173    65,000 SH       sole                 65,000
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Virologic Inc.                    Common Stock   92823R201      50    25,000 SH       sole                 25,000
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Vitalworks Inc                    Common Stock   928483106   1,343   560,000 SH       sole                560,000
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Waters Corp                       Common Stock   941848103     662    15,000 SH       sole                 15,000


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